Primary and secondary segments reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) operating_area segment	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)		Dec. 31, 2016 EUR (€)	[3]
Geographical segments
Number of operating segments | segment	5
Number of operating areas | operating_area	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,522,695	€ 1,459,271	[1]	€ 1,444,305		€ 1,443,069
Loans and advances to customers	942,218	882,921		848,915
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	188,606	197,069		188,425
Debt instruments	184,596	191,124		199,351
Other financial assets	82,047	70,808		84,319
Other asset accounts	125,228	117,349		123,295
TOTAL LIABILITIES	1,412,036	1,351,910	[1]	1,337,472		1,337,707
Customer deposits	824,365	780,496		777,730
Central Banks and Credit institutions	175,163	187,909		190,314
Debt instruments	261,977	246,619		217,966
Other financial liabilities	107,374	95,007		107,299
Other liabilities accounts	43,157	41,879		44,163
Total Equity	110,659	107,361	[1],[2]	106,833	€ 106,970	€ 105,493	[3]	€ 102,699
Other customer funds under management	176,911	157,855		166,574
Investment funds	142,988	127,564		135,749
Pension funds	11,844	11,160		11,566
Assets under management	22,079	19,131		19,259
Customer funds under management	49,489	42,211		41,398
(Condensed) income statement
Net interest income	35,283	34,341	[4]	34,296
Net fee and commission income (expense)	11,779	11,485		11,597
Gains (losses) on financial transactions	1,531	1,797		1,665
Other operating income (segments)	636	801		797
Total income	49,229	48,424	[4]	48,355
Administrative expenses and depreciation	(23,280)	(22,779)		(22,993)
Profit from operations	25,949	25,645		25,362
Net loan loss provisions	(9,321)	(8,873)		(9,209)
Other income and charges	(4,085)	(2,571)		(4,062)
Operating profit/(loss) before tax	12,543	14,201	[4]	12,091
Income tax	(4,427)	(4,886)	[4]	(3,884)
Profit from continuing operations	8,116	9,315	[4]	8,207
Profit or loss after tax from discontinued operations	0	0	[4]	0
Profit for the year	8,116	9,315	[4],[5],[6]	8,207
Profit attributable to non-controlling interests	1,601	1,505	[4]	1,588
PROFIT ATTRIBUTABLE TO THE PARENT	6,515	7,810	[4]	6,619
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	31	113		50
Operating segment
(Condensed) income statement
Net interest income	35,283	34,341		34,296
Net fee and commission income (expense)	11,779	11,485		11,597
Gains (losses) on financial transactions	1,531	1,797		1,704
Other operating income (segments)	901	801		797
Total income	49,494	48,424		48,394
Administrative expenses and depreciation	(23,280)	(22,779)		(22,917)
Profit from operations	26,214	25,645		25,477
Net loan loss provisions	(9,321)	(8,873)		(9,111)
Other income and charges	(1,964)	(1,995)		(2,813)
Operating profit/(loss) before tax	14,929	14,777		13,553
Income tax	(5,103)	(5,230)		(4,588)
Profit from continuing operations	9,826	9,547		8,965
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	9,826	9,547		8,965
Profit attributable to non-controlling interests	1,574	1,483		1,449
PROFIT ATTRIBUTABLE TO THE PARENT	8,252	8,064		7,516
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(190,590)	(179,260)		(150,981)
Loans and advances to customers	0	1		2
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	(107,894)	(100,400)		(69,190)
Debt instruments	0	0		0
Other financial assets	0	1		0
Other asset accounts	(82,696)	(78,862)		(81,793)
TOTAL LIABILITIES	(107,894)	(100,399)		(69,190)
Customer deposits	0	0		0
Central Banks and Credit institutions	(107,894)	(100,398)		(69,190)
Debt instruments	0	0		0
Other financial liabilities	0	(1)		0
Other liabilities accounts	0	0		0
Total Equity	(82,696)	(78,861)		(81,791)
Other customer funds under management	0	0		0
Investment funds	0	0		0
Pension funds	0	0		0
Assets under management	0	0		0
Customer funds under management	0	0		0
(Condensed) income statement
Net interest income	0	0		0
Net fee and commission income (expense)	0	0		0
Gains (losses) on financial transactions	0	0		(39)
Other operating income (segments)	(265)	0		0
Total income	(265)	0		(39)
Administrative expenses and depreciation	0	0		(76)
Profit from operations	(265)	0		(115)
Net loan loss provisions	0	0		(98)
Other income and charges	(2,121)	(576)		(1,249)
Operating profit/(loss) before tax	(2,386)	(576)		(1,462)
Income tax	676	344		704
Profit for the year	(1,710)	(232)		(758)
Profit attributable to non-controlling interests	27	22		139
PROFIT ATTRIBUTABLE TO THE PARENT	(1,737)	(254)		(897)
Continental Europe
(Condensed) income statement
Net interest income	14,201	14,204		13,529
Net fee and commission income (expense)	5,260	5,434		5,163
Gains (losses) on financial transactions	1,036	1,114		907
Other operating income (segments)	504	505		463
Total income	21,001	21,257		20,062
Administrative expenses and depreciation	(11,044)	(11,166)		(10,454)
Profit from operations	9,957	10,091		9,608
Net loan loss provisions	(1,839)	(1,572)		(1,313)
Other income and charges	(768)	(1,027)		(1,207)
Operating profit/(loss) before tax	7,350	7,492		7,088
Income tax	(1,979)	(2,020)		(1,980)
Profit from continuing operations	5,371	5,472		5,108
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	5,371	5,472		5,108
Profit attributable to non-controlling interests	493	424		408
PROFIT ATTRIBUTABLE TO THE PARENT	4,878	5,048		4,700
Continental Europe | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	1,057,038	1,020,737		1,023,053
Loans and advances to customers	676,904	639,966		623,604
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	180,389	172,298		155,203
Debt instruments	104,381	118,221		125,848
Other financial assets	53,893	49,263		64,608
Other asset accounts	41,471	40,989		53,790
TOTAL LIABILITIES	1,000,905	966,727		966,064
Customer deposits	600,380	571,834		576,072
Central Banks and Credit institutions	189,791	192,685		179,057
Debt instruments	133,544	129,574		122,325
Other financial liabilities	60,807	53,687		67,041
Other liabilities accounts	16,383	18,947		21,569
Total Equity	56,133	54,010		56,989
Other customer funds under management	86,558	76,524		82,287
Investment funds	62,203	55,239		60,254
Pension funds	11,746	11,062		11,490
Assets under management	12,609	10,223		10,543
Customer funds under management	33,107	28,555		27,790
North America
(Condensed) income statement
Net interest income	8,926	8,154		8,170
Net fee and commission income (expense)	1,776	1,615		1,721
Gains (losses) on financial transactions	230	173		159
Other operating income (segments)	672	534		370
Total income	11,604	10,476		10,420
Administrative expenses and depreciation	(4,967)	(4,488)		(4,580)
Profit from operations	6,637	5,988		5,840
Net loan loss provisions	(3,656)	(3,449)		(3,685)
Other income and charges	(205)	(202)		(129)
Operating profit/(loss) before tax	2,776	2,337		2,026
Income tax	(683)	(599)		(486)
Profit from continuing operations	2,093	1,738		1,540
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	2,093	1,738		1,540
Profit attributable to non-controlling interests	426	434		422
PROFIT ATTRIBUTABLE TO THE PARENT	1,667	1,304		1,118
North America | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	223,857	200,919		172,591
Loans and advances to customers	133,726	116,196		98,424
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	22,885	28,845		23,256
Debt instruments	33,746	27,302		27,519
Other financial assets	10,759	9,974		8,996
Other asset accounts	22,741	18,602		14,396
TOTAL LIABILITIES	199,955	179,046		152,455
Customer deposits	98,915	91,895		81,581
Central Banks and Credit institutions	38,942	26,048		24,131
Debt instruments	44,098	43,758		31,344
Other financial liabilities	11,763	11,379		10,183
Other liabilities accounts	6,237	5,966		5,216
Total Equity	23,902	21,873		20,136
Other customer funds under management	14,319	12,785		12,790
Investment funds	11,703	10,436		10,371
Pension funds	98	98		0
Assets under management	2,518	2,251		2,419
Customer funds under management	15,872	13,528		13,561
South America
(Condensed) income statement
Net interest income	13,316	12,891		13,383
Net fee and commission income (expense)	4,787	4,497		4,744
Gains (losses) on financial transactions	565	498		863
Other operating income (segments)	(243)	(212)		69
Total income	18,425	17,674		19,059
Administrative expenses and depreciation	(6,656)	(6,557)		(7,339)
Profit from operations	11,769	11,117		11,720
Net loan loss provisions	(3,789)	(3,737)		(4,067)
Other income and charges	(748)	(663)		(1,290)
Operating profit/(loss) before tax	7,232	6,717		6,363
Income tax	(2,644)	(2,642)		(2,156)
Profit from continuing operations	4,588	4,075		4,207
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	4,588	4,075		4,207
Profit attributable to non-controlling interests	664	624		620
PROFIT ATTRIBUTABLE TO THE PARENT	3,924	3,451		3,587
South America | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	253,804	237,480		235,144
Loans and advances to customers	125,122	119,912		121,467
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	51,360	48,318		46,131
Debt instruments	45,619	45,224		44,148
Other financial assets	14,802	9,311		8,599
Other asset accounts	16,901	14,715		14,799
TOTAL LIABILITIES	231,321	215,605		211,148
Customer deposits	114,817	108,248		112,874
Central Banks and Credit institutions	41,989	38,584		31,366
Debt instruments	29,840	31,504		29,267
Other financial liabilities	34,062	28,570		28,403
Other liabilities accounts	10,613	8,699		9,238
Total Equity	22,483	21,875		23,996
Other customer funds under management	76,023	68,172		70,811
Investment funds	69,071	61,515		64,514
Pension funds	0	0		0
Assets under management	6,952	6,657		6,297
Customer funds under management	60	128		47
Santander Global Platform
(Condensed) income statement
Net interest income	92	79		63
Net fee and commission income (expense)	6	7		7
Gains (losses) on financial transactions	(3)	0		0
Other operating income (segments)	(14)	(12)		(11)
Total income	81	74		59
Administrative expenses and depreciation	(240)	(142)		(67)
Profit from operations	(159)	(68)		(8)
Net loan loss provisions	(1)	0		0
Other income and charges	(6)	(2)		(6)
Operating profit/(loss) before tax	(166)	(70)		(14)
Income tax	46	17		2
Profit from continuing operations	(120)	(53)		(12)
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	(120)	(53)		(12)
Profit attributable to non-controlling interests	0	1		0
PROFIT ATTRIBUTABLE TO THE PARENT	(120)	(54)		(12)
Santander Global Platform | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	10,234	8,781		7,372
Loans and advances to customers	702	337		92
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	9,063	8,168		7,128
Debt instruments	10	0		68
Other financial assets	187	146		0
Other asset accounts	272	130		84
TOTAL LIABILITIES	9,760	8,492		7,135
Customer deposits	9,460	8,284		6,981
Central Banks and Credit institutions	82	111		63
Debt instruments	0	0		0
Other financial liabilities	106	38		44
Other liabilities accounts	112	59		47
Total Equity	474	289		237
Other customer funds under management	0	367		686
Investment funds	0	367		610
Pension funds	0	0		76
Assets under management	0	0		0
Customer funds under management	450	0		0
Corporate center
(Condensed) income statement
Net interest income	(1,252)	(987)		(849)
Net fee and commission income (expense)	(50)	(68)		(38)
Gains (losses) on financial transactions	(297)	12		(225)
Other operating income (segments)	(18)	(14)		(94)
Total income	(1,617)	(1,057)		(1,206)
Administrative expenses and depreciation	(373)	(426)		(477)
Profit from operations	(1,990)	(1,483)		(1,683)
Net loan loss provisions	(36)	(115)		(46)
Other income and charges	(237)	(101)		(181)
Operating profit/(loss) before tax	(2,263)	(1,699)		(1,910)
Income tax	157	14		32
Profit from continuing operations	(2,106)	(1,685)		(1,878)
Profit or loss after tax from discontinued operations	0	0		0
Profit for the year	(2,106)	(1,685)		(1,878)
Profit attributable to non-controlling interests	(9)	0		(1)
PROFIT ATTRIBUTABLE TO THE PARENT	(2,097)	(1,685)		(1,877)
Corporate center | Operating segment
(Condensed) balance sheet
TOTAL ASSETS	168,352	170,614		157,126
Loans and advances to customers	5,764	6,509		5,326
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	32,803	39,840		25,897
Debt instruments	840	377		1,768
Other financial assets	2,406	2,113		2,116
Other asset accounts	126,539	121,775		122,019
TOTAL LIABILITIES	77,989	82,439		69,860
Customer deposits	793	235		222
Central Banks and Credit institutions	12,253	30,879		24,887
Debt instruments	54,495	41,783		35,030
Other financial liabilities	636	1,334		1,628
Other liabilities accounts	9,812	8,208		8,093
Total Equity	90,363	88,175		87,266
Other customer funds under management	11	7		0
Investment funds	11	7		0
Pension funds	0	0		0
Assets under management	0	0		0
Customer funds under management	€ 0	€ 0		€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[5]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[6]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).